Earnings Per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - $ / shares shares in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Earnings per share [abstract]
Average outstanding options excluded from calculation of diluted earnings per share	0.0	1.8
Weighted-average exercise price of average outstanding options excluded from the calculation of diluted earnings per share		$ 72.64